CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (55,290)	$ 3,985	$ (19,428)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation of property, plant and equipment	21,984	15,834	11,645
Amortization of land use rights	1,144	935	754
Amortization of intangible assets	213	161	182
Impairment loss on goodwill	11,388
Impairment loss on long-lived assets	11,590
Deferred income taxes	(485)	(656)	795
Share of losses in an equity investee			70
Changes in fair value of warrant liabilities	(951)	(365)	13,793
Amortization of debt issuance costs	19	19	23
Accretion of guarantee fee payable			10
Accretion of guarantee deposit		391	45
Amortization of unfavorable contract obligations		(586)	(660)
Amortization of government grant	(3)	(6)
Share-based compensation expense	10,479	3,615	571
Loss from disposal of property, plant and equipment	266	73	276
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value			(105)
Exchange loss	851	855	23
Provision for impairment allowance on prepayments and other current assets	696
Provision for allowance for doubtful accounts on amounts due from a related party	1,302
Net pension cost recognized	173
Changes in operating assets and liabilities:
Accounts receivable	242	5,426	(3,674)
Amounts due from an equity investee			(125)
Amounts due from related parties		(1,487)	13
Prepayments and other current assets	310	3,703	304
Other non-current assets	(344)	(138)	969
Accounts payable	(42)	690	(1)
Amounts due to related parties			(2)
Accrued expenses and other current liabilities	(1,903)	10,089	(4,265)
Other non-current liabilities	5	584
Net cash generated from operating activities	1,644	43,122	1,213
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired	(19,330)	(43,213)	(32,283)
Advances to an acquired business prior to the acquisition date		(43,548)
Cash deposit for potential acquisitions	(696)	(9,475)
Acquisition of an intangible asset			(1,025)
Acquisition of land use rights		(223)
Acquisition of property, plant and equipment	(1,490)	(2,927)	(1,757)
Proceeds from disposal of property, plant and equipment	112	3	190
Payment to contractors for construction projects	(3,330)	(4,223)	(13,380)
Loans to an equity investee			(3,937)
Repayment of loans by an equity investee			3,486
Net cash used in investing activities	(24,734)	(103,606)	(48,706)
Cash flows from financing activities:
Purchase of subsidiary shares from noncontrolling interests	(1,204)		(2,490)
Proceeds from issuance of convertible redeemable preferred shares			20,000
Proceeds from loans from related parties	1,263	2,247
Proceeds from short-term loans	23,066	8,327	4,391
Proceeds from long-term loans	45,823	23,805	129,234
Proceeds from initial public offering		96,000
Proceeds from exercised warrants	10,036
Proceeds from loans from third parties	17,456
Payment of deferred initial public offering costs		(10,012)	(7,142)
Payment of convertible redeemable preferred shares issuance costs			(1,872)
Payment of debt issuance costs			(299)
Repayment of short-term bank loans	(20,889)	(7,206)	(6,082)
Repayment of long-term bank loans	(66,955)	(50,717)	(95,287)
Repayment of loans from third parties	(10,637)
Net cash provided by (used in) financing activities	(2,041)	62,444	40,453
Net (decrease) increase in cash and cash equivalents	(25,131)	1,960	(7,040)
Effect of changes in exchange rate on cash and cash equivalents	76	(121)	(35)
Cash and cash equivalents at the beginning of the year	33,457	31,618	38,693
Cash and cash equivalents at the end of the year	8,402	33,457	31,618
Supplementary disclosure of cash flow information
Interest paid	22,928	15,812	14,051
Income taxes paid	2,333	1,261	1,015
Non-cash activities:
Non-cash portion of deferred initial public offering costs		1,036	1,640
Convertible redeemable preferred shares issued as dividends		3,563	34,604
Conversion of convertible redeemable preferred shares into ordinary shares		119,754
Non-cash portion of acquisition of subsidiaries	1,825	11,333	720
Non-cash portion of acquisition of property, plant and equipment	9,595	2,741	1,072
Non-cash portion of disposal of property, plant and equipment	$ 20